SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Dividends (Details) - Cablevision Systems Corporation And Subsidiaries - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended	12 Months Ended
	Aug. 06, 2015	May 01, 2015	Feb. 24, 2015	Nov. 05, 2014	Jul. 29, 2014	May 06, 2014	Feb. 25, 2014	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends [Abstract]
Dividends paid by Cablevision								$ 4,066	$ 125,170	$ 160,545
Restricted Stock
Dividends [Abstract]
Dividends paid by Cablevision								$ 4,066	$ 3,935	$ 1,548
Dividend Declared 2015 Q3 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date	Aug. 06, 2015
Dividend per share (in dollars per share)	$ 0.15
Dividend, record date	Aug. 21, 2015
Dividend, payment date	Sep. 10, 2015
Dividend Declared 2015 Q3 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date	Aug. 06, 2015
Dividend per share (in dollars per share)	$ 0.15
Dividend, record date	Aug. 21, 2015
Dividend, payment date	Sep. 10, 2015
Dividend Declared 2015 Q2 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date		May 01, 2015
Dividend per share (in dollars per share)		$ 0.15
Dividend, record date		May 22, 2015
Dividend, payment date		Jun. 12, 2015
Dividend Declared 2015 Q2 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date		May 01, 2015
Dividend per share (in dollars per share)		$ 0.15
Dividend, record date		May 22, 2015
Dividend, payment date		Jun. 12, 2015
Dividend Declared 2015 Q1 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date			Feb. 24, 2015
Dividend per share (in dollars per share)			$ 0.15
Dividend, record date			Mar. 16, 2015
Dividend, payment date			Apr. 03, 2015
Dividend Declared 2015 Q1 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date			Feb. 24, 2015
Dividend per share (in dollars per share)			$ 0.15
Dividend, record date			Mar. 16, 2015
Dividend, payment date			Apr. 03, 2015
Dividend Declared 2014 Q4 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date				Nov. 05, 2014
Dividend per share (in dollars per share)				$ 0.15
Dividend, record date				Nov. 21, 2014
Dividend, payment date				Dec. 12, 2014
Dividend Declared 2014 Q4 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date				Nov. 05, 2014
Dividend per share (in dollars per share)				$ 0.15
Dividend, record date				Nov. 21, 2014
Dividend, payment date				Dec. 12, 2014
Dividend Declared 2014 Q3 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date					Jul. 29, 2014
Dividend per share (in dollars per share)					$ 0.15
Dividend, record date					Aug. 15, 2014
Dividend, payment date					Sep. 05, 2014
Dividend Declared 2014 Q3 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date					Jul. 29, 2014
Dividend per share (in dollars per share)					$ 0.15
Dividend, record date					Aug. 15, 2014
Dividend, payment date					Sep. 05, 2014
Dividend Declared 2014 Q2 | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date						May 06, 2014
Dividend per share (in dollars per share)						$ 0.15
Dividend, record date						May 23, 2014
Dividend, payment date						Jun. 13, 2014
Dividend Declared 2014 Q2 | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date						May 06, 2014
Dividend per share (in dollars per share)						$ 0.15
Dividend, record date						May 23, 2014
Dividend, payment date						Jun. 13, 2014
Dividend Declared 2014 Q1 [Member] | CNYG Class A Common Stock
Dividends [Abstract]
Dividend, declaration date							Feb. 25, 2014
Dividend per share (in dollars per share)							$ 0.15
Dividend, record date							Mar. 14, 2014
Dividend, payment date							Apr. 03, 2014
Dividend Declared 2014 Q1 [Member] | CNYG Class B Common Stock
Dividends [Abstract]
Dividend, declaration date							Feb. 25, 2014
Dividend per share (in dollars per share)							$ 0.15
Dividend, record date							Mar. 14, 2014
Dividend, payment date							Apr. 03, 2014